Statement of Cash Flows (USD $)	9 Months Ended		122 Months Ended
	Oct. 31, 2011	Oct. 31, 2010	Oct. 31, 2011
Cash flows from operating activities:
Net loss	$ (1,869,247)	$ (19,543,494)	$ (60,839,049)
Depreciation	47,902	45,610	864,135
Amortization of deferred financing charges	0	19,690	542,716
Amortization of discount on convertible promissory notes	0	205,185	3,632,995
Impairment loss	0	0	16,092,870
Loss on sale of fixed assets	0	3,042	42,453
Loss on change in fair value of warrant liability	0	3,700,389	3,692,462
Share based compensation	0	2,530,750	4,297,983
Share and warrant based payments	0	13,523,589	14,421,627
Non-cash other income from sale of mineral claims	0	(1,000,000)	(1,000,000)
Non-cash geological costs paid from the issuance of convertible promissory note	561,816	0	561,816
Changes in assets and liabilities:
Prepaid expenses and supplies	2,447	117,973	36,834
Other current assets	0	0	(7,875)
Certificates of deposit	0	0	(11,435)
Other assets	0	0	(25,000)
Accounts payable and accrued expenses	(14,008)	(192,342)	20,292
Accrued wages related party	27,000	(5,441)	120,700
Accrued interest	257,651	88,767	830,235
Net cash used in operating activities	(986,439)	(506,282)	(16,726,241)
Cash flows from investing activities:
Proceeds from the sale of fixed assets	0	252,368	407,327
Proceeds from redemption of certificate of deposit	0	0	213,232
Purchase of certificate of deposit	0	0	(204,797)
Purchase of equipment	(28,813)	(1,147)	(1,178,431)
Net cash provided by (used in) investing activities	(28,813)	251,221	(762,669)
Cash flows from financing activities:
Principal activity on long-term debt	(2,671)	(118,631)	(499,224)
Principal activity on capital lease obligation	0	0	(39,298)
Principal activity on convertible promissory notes	0	0	(286,227)
Proceeds from the issuance of common stock, net of expenses	100,000	999,980	12,524,755
Proceeds from the sale of convertible promissory notes	0	466,217	5,772,371
Proceeds from long-term debt	0	0	198,925
Net cash provided by financing activities	97,329	1,347,566	17,671,302
Net increase (decrease) in cash and cash equivalents for period	(917,923)	1,092,505	182,392
Cash and cash equivalents, beginning of period	1,100,315	20,522	0
Cash and cash equivalents, end of period	182,392	1,113,027	182,392
Interest paid during the period	$ 1,677	$ 1,579	$ 202,311